FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₸ in Millions, ₨ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 PKR (₨)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 KZT (₸)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PKR (₨)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Utilized	$ 3,707						$ 6,670
KaR-Tel LLP - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	33	₸ 15,000				₸ 10,000
Utilized	22	9,800
Available	11	₸ 5,200
Banglalink Digital Communications Ltd - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	73		₨ 8,000
Utilized	46		5,000
Available	$ 27		₨ 3,000
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount							176	₨ 40,000
Utilized							132	30,000
Available							44	₨ 10,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facility amount									$ 1,055	$ 1,250
Utilized				$ 363	$ 692		$ 1,055